FIXED ASSETS (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Fixed assets, gross	$ 13,471,915	$ 12,891,078	$ 953,105
Accumulated depreciation	(1,201,928)	(452,158)	245,297
Fixed assets, net	12,269,987	12,236,557	707,808
Land
Fixed assets, gross	324,293	324,293	202,293
Buildings
Fixed assets, gross	5,002,712	4,702,063	509,762
Machinery and Equipment
Fixed assets, gross	7,897,554	7,580,873	221,987
Autos and Trucks
Fixed assets, gross	$ 247,356	$ 213,849	$ 19,063